Fair Value Measurements (Level 3 Assest Non Recurring Basis) (Details) (USD $)					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Flight Equipment Held For Operating Leases [Member] Level 3 [Member]	Dec. 31, 2012 Flight Equipment Held For Operating Leases [Member] Level 3 [Member] Market Approach Valuation Technique [Member]	Dec. 31, 2012 Flight Equipment Held For Operating Leases [Member] Level 3 [Member] Income Approach Valuation Technique [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value	$ 888,400,000	$ 674,656,000		$ 20,400,000	$ 5,400,000
Fair value quantitative inputs used			$ 38,300,000	$ 18,000,000
Fair value inputs, discount rate					8.10%
Fair value unobservable input remaining holding period					3 years
Fair value unobservable input present value of non contractual cash flows					0.00%